4. Related Party Transactions	1 Months Ended
Feb. 28, 2014
Notes
4. Related Party Transactions	4. RELATED PARTY TRANSACTIONS As of February 28, 2014, mCig, Inc. advanced the Company the amount of $1,017 for professional fees. It was recorded as Accounts Payable.